LEASE AND OTHER FINANCING OBLIGATIONS - Maturities (Details) $ in Millions	Dec. 31, 2022 USD ($)
Operating Leases
2023	$ 26
2024	22
2025	12
2026	11
2027	11
Thereafter	51
Total future minimum lease payments	133
Less: Imputed interest	(17)
Operating lease liability	116
Finance Leases
2023	93
2024	84
2025	81
2026	78
2027	71
Thereafter	337
Total future minimum lease payments	744
Less: Imputed interest	(183)
Finance lease liability	$ 561